Leases	3 Months Ended
Sep. 27, 2020
Leases [Abstract]
Leases

(4) Leases

The Company leases various assets under non-cancellable operating and capital leases. These assets include bowling centers, office space, vehicles, and equipment.

The Company leases approximately 85 bowling centers from third-party landlords and approximately 205 bowling centers under three master leases with a public real estate investment trust (“REIT”). Most of our third-party center leases have terms ranging from 10 to 15 years with renewal options that are typically for five years each. We exercise significant judgement in determining whether a renewal option is reasonably assured to be exercised by evaluating whether we would incur an economic penalty for not renewing the lease. We consider, among other factors, the existence of significant leasehold improvements and the importance of the underlying asset to our operations. We generally do not retain legal title to any properties following the end of the lease term or have bargain purchase options. Additionally, our leases do not contain residual value guarantees. We determine the lease classification at inception, and the lease term begins on the date we take possession of the asset.

Most of our leases contain payments for base rent, contingent rent, common area maintenance (“CAM”), insurance, real-estate taxes, and other operating expenses. Rental payments might escalate depending on future changes in the consumer price index or based on pre-determined amounts agreed upon at lease inception. The Company recognizes contingent rent expense when total gross sales exceed specific thresholds, and we accrue for contingent rent expense when it’s probable those thresholds will be met. Contingent rent was not and has not been material to our operations. In accordance with Topic 840, future payments for contingent rent and other executory costs such maintenance, insurance, taxes and other expenses are excluded from minimum lease payments.

Within our bowling centers, we sub-lease portions of the building and the surrounding land to various tenants, including pro-shops, and other retail tenants. Sublease rentals are not material to our operations.

Our master lease agreements with the public REIT contain material restrictions and obligations such as:

•        Compliance with leverage based covenants and cross-default provisions with our Credit Agreement.

•        Requirements to deliver additional letters of credit if the Company’s debt to earnings before EBITDA exceed certain levels

•        Restrictions on encumbrances on leased sites, restrictions on making specific investments, restrictions on certain business acquisitions and restrictions on specific payments such as cash dividends.

Operating leases:    For our operating leases, we recognize rent expense straight-line over the lease term, including rent-free periods. We recognize accrued rent expense equal to the difference between rent expense and cash rent.

For our operating leases, we may receive tenant improvement allowances to fund leasehold improvements. We classify the tenant improvement allowance as a liability, and amortize it as a reduction to rent expense over the lease term.

We recorded accrued rent expense (inclusive of tenant improvement allowances, lease incentives, and short-payments) of $34,482 and $33,128 within other long-term liabilities on the consolidated balance sheets as of June 27, 2021 and June 28, 2020, respectively.

Capital leases:    For our capital leases, we record interest expense on the obligation and amortize the asset over the lease term. We record a capital lease liability equal to the present value of the minimum lease payments over the lease term discounted using the incremental borrowing rate for that lease. We have an immaterial amount recorded for the current portion of our capital lease liability within current liabilities on the consolidated balance sheets. The current portion relates only to leases for vehicles and office equipment. We calculate the current portion of our capital lease obligation as the total payments that are due in the next 12 months (or operating cycle if longer) that are attributed to principal payments in the loan amortization schedule. As of the periods presented, the total payments are attributed entirely to interest. We had $37,838 in accumulated amortization as of the quarter ending September 27, 2021, and $34,609 as of June 27, 2021.

Financing obligations:    In some cases, we lease an asset under construction, and are responsible for significant build-outs at that location. In accordance with Topic 840, we consider the nature and extent of our involvement during the construction period to determine if we are considered the accounting owner of the construction project. For most build-outs, we are responsible for all cost-overruns of the construction project, which automatically deem us the accounting owner during the construction period. Since we are considered the accounting owner, then we capitalize the landlord’s construction costs, and the costs we incur to construct the asset during the construction period. We also capitalize interest on the construction project and accrue ground rent expense. We then record a financing liability for the costs incurred by the landlord and any construction allowances received from the landlord. At the end of the construction period, we evaluate the sale-leaseback guidance and conclude on whether we have any form of continuing involvement in the property. For our build-outs, we generally provide non-recourse financing and make significant improvements to the property, which constitute continuing involvement under the guidance and preclude us from de-recognizing the asset and liability. This requires us to re-classify the fully constructed asset from construction-in-process to buildings, and then retain the financing obligation within other-long-term liabilities on our balance sheet. In cases where we don’t have any continuing involvement, we recognize a sale-leaseback and remove the asset and liability from our books on the date construction ends and the lease term begins. Financing obligations are not material to our financial position.

Sale-leasebacks:    In prior fiscal years, we completed sale-leasebacks for certain centers under our master lease agreements. For capital leases, we offset the deferred gain against the capital lease asset on our balance sheet, and we amortize the deferred gain in proportion to amortization expense on the leased asset. For operating leases, we record the deferred gain in other long-term liabilities, we amortize the deferred gain in proportion to rent expense over the lease term. Deferred gains on those sales are not material to our financial position or results of operations.

The following tables summarize the Company’s costs for operating and capital leases:

Operating Leases	Quarter ended 9/26/2021	Quarter ended 9/27/2020
Rent expense	$15,284	$14,544
Capital Leases	Quarter ended 9/26/2021	Quarter ended 9/27/2020
Interest expense	9,520	8,639
Amortization expense	3,236	3,119
Total	$12,756	$11,758

The future minimum rent payments under our operating and capital leases are as follows:

Fiscal year ended:	Operating Leases(1)	Capital Leases(2)
Remainder of 2022	$46,444	$26,853
2023	50,103	30,326
2024	52,039	33,302
2025	51,410	35,386
2026	48,667	36,127
Thereafter	564,049	1,016,182
Total Rental Payments:	$812,712	$1,178,176

Less imputed interest expense for capital leases:		801,494
Present value:		$376,641

(1)      During fiscal year 2021, we deferred $10,402 of future minimum rental payments under non-cancellable operating lease agreements and $12,061 of capital lease agreements under our master lease agreements from fiscal 2021 to be paid in fiscal years 2023, 2024 and 2025, at an interest rate of LIBOR plus 3% per annum. These deferrals are included in other long-term liabilities in the consolidated balance sheets, and are excluded from the table above.

(2)      The present value of the capital lease liability includes $41 of the current portion of capital lease obligation reported in other current liabilities in our consolidated balance sheet, as the payments due for capital lease obligations during the next twelve months are mostly attributable to interest, not principal.